Consolidated Statement of Changes in Equity $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated deficit USD ($)	Foreign currency reserve USD ($)	Non- controlling interests USD ($)	DSUs USD ($)	DSUs Share capital USD ($) shares	DSUs Contributed surplus USD ($)	RSUs USD ($) shares	RSUs Share capital USD ($) shares	RSUs Contributed surplus USD ($)	Warrants USD ($)	Warrants Share capital USD ($) shares
Equity (in shares) | shares		174,749,630
Equity at Dec. 31, 2016	$ 121,543	$ 977,707	$ 295,547	$ (1,149,128)	$ 718	$ (3,301)
Equity (in shares) | shares		178,062,667
Net loss	(8,048)			(8,048)		0
Non dilutive financing	$ 12		12
Redeemed/exercised (in shares) | shares	1,820,193	1,820,193						181,788		298,556	298,556			1,012,500
Redeemed/exercised	$ 3,598	$ 5,762	(2,164)				$ (440)	$ 297	$ (737)	$ (715)	$ 706	$ (1,421)	$ 2,025	$ 2,025
Share-based compensation (note 20)	2,745		2,745				(380)
Ballard Power Systems Europe (NCI) adjustment for change in ownership (note 18)	480		(3,446)		625	3,301
Other comprehensive income (loss):
Defined benefit plan actuarial gain (loss)	(206)			(206)
Foreign currency translation for foreign operations	(1,139)				(1,139)
Equity at Dec. 31, 2017	119,855	$ 986,497	290,536	(1,157,382)	204	0
Equity (in shares) at Dec. 31, 2017 | shares		178,062,667
Equity (in shares) | shares		178,062,667
Equity (in shares) | shares		231,891,643
Net loss	(27,323)			(27,323)
Private placement (note 20) (in shares) | shares		51,831,659
Private placement (note 20)	$ 183,672	$ 183,672
Redeemed/exercised (in shares) | shares	945,022	945,022						154,752		149,980	149,980			747,563
Redeemed/exercised	$ 1,628	$ 2,592	(964)				$ (436)	$ 356	$ (792)	$ (464)	$ 338	$ (802)	$ 1,434	$ 1,434
Share-based compensation (note 20)	3,282		3,282
Ballard Power Systems Europe (NCI) adjustment for change in ownership (note 18)	480
Other comprehensive income (loss):
Defined benefit plan actuarial gain (loss)	305			305
Foreign currency translation for foreign operations	647				647
Equity at Dec. 31, 2018	$ 282,600	$ 1,174,889	$ 291,260	$ (1,184,400)	$ 851	$ 0
Equity (in shares) at Dec. 31, 2018 | shares		231,891,643
Equity (in shares) | shares		231,891,643